Short-term loans (Details) ¥ in Thousands, $ in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Short term loans
Total short term loans	¥ 1,975,184			¥ 1,043,426			$ 309,950
Debt Instrument, Unused Borrowing Capacity, Amount	1,476,400			601,700
Long-term Debt, Gross	3,451,600			¥ 1,146,100
Maximum
Short term loans
Debt Instrument Interest Rate				1.90%				1.90%
Minimum
Short term loans
Debt Instrument Interest Rate				0.98%				0.98%
Revolving Credit Facility [Member]
Short term loans
Maximum credit facility	2,730,000
Drawn down from debt	1,680,900
Revolving Credit Facility Agreement With Multiple Banks [Member]
Short term loans
Drawn down from debt	0
RMB denominated
Short term loans
Total short term loans	¥ 0			¥ 498,976
Drawn down from debt				276,800
RMB denominated | Standard Chartered Bank Hong Kong Limited [Member]
Short term loans
Maximum credit facility				293,600
RMB denominated | Revolving Credit Facility [Member]
Short term loans
Maximum credit facility				3,300,000
RMB denominated | Revolving Credit Facility Agreement With Multiple Banks [Member]
Short term loans
Floating Interest Rate Description	3-month Europe Interbank Offered Rate plus 2.1%	3-month Europe Interbank Offered Rate plus 2.1%	3-month Europe Interbank Offered Rate plus 2.1%
Drawn down from debt	¥ 40,200		€ 5.6	499,000
Debt Instrument Interest Rate	2.10%						2.10%
RMB denominated | Revolving Credit Facility Agreement With Multiple Banks [Member] | Bank Of China [Member]
Short term loans
Maximum credit facility				¥ 200,000
Debt Instrument Interest Rate				1.97%				1.97%
RMB denominated | Revolving Credit Facility Agreement With Multiple Banks [Member] | Maximum
Short term loans
Debt Instrument Interest Rate				2.90%				2.90%
RMB denominated | Revolving Credit Facility Agreement With Multiple Banks [Member] | Minimum
Short term loans
Debt Instrument Interest Rate				2.80%				2.80%
U.S. dollar denominated
Short term loans
Total short term loans	¥ 1,935,024			¥ 535,822
Drawn down from debt | $					$ 42,400
U.S. dollar denominated | Standard Chartered Bank Hong Kong Limited [Member]
Short term loans
Maximum credit facility | $								$ 45,000
U.S. dollar denominated | Revolving facility agreement with the Standard Chartered Bank
Short term loans
Floating Interest Rate Description	3-month London Inter-Bank Offered Rate plus 0.85	3-month London Inter-Bank Offered Rate plus 0.85	3-month London Inter-Bank Offered Rate plus 0.85
Debt Instrument Interest Rate	0.85%						0.85%
U.S. dollar denominated | Revolving Credit Facility Agreement With Multiple Banks [Member]
Short term loans
Drawn down from debt				259,000	$ 39,700
U.S. dollar denominated | Revolving Credit Facility Agreement With Multiple Banks [Member] | Revolving Credit Facility [Member]
Short term loans
Maximum credit facility				652,500				$ 100,000
U.S. dollar denominated | Revolving Credit Facility Agreement With Multiple Banks One [Member]
Short term loans
Drawn down from debt	¥ 1,144,400	$ 179,500
U.S. dollar denominated | Revolving Credit Facility Agreement With Multiple Banks One [Member] | Maximum
Short term loans
Debt Instrument Interest Rate	0.936%						0.936%
U.S. dollar denominated | Revolving Credit Facility Agreement With Multiple Banks One [Member] | Minimum
Short term loans
Debt Instrument Interest Rate	0.94%						0.94%
U.S. dollar denominated | Revolving Credit Facility Agreement With Multiple Banks One [Member] | Revolving Credit Facility [Member]
Short term loans
Maximum credit facility	¥ 1,817,100						$ 285,000
U.S. dollar denominated | Revolving Credit Facility Agreement With Multiple Banks Two [Member] | Maximum
Short term loans
Debt Instrument Interest Rate	1.02%						1.02%
U.S. dollar denominated | Revolving Credit Facility Agreement With Multiple Banks Two [Member] | Minimum
Short term loans
Debt Instrument Interest Rate	0.99%						0.99%
U.S. dollar denominated | Revolving Credit Facility Agreement With Multiple Banks Three [Member]
Short term loans
Maximum credit facility	¥ 1,434,500						$ 225,000
Drawn down from debt	790,600	$ 124,000
Euro Member Countries, Euro
Short term loans
Total short term loans	¥ 40,160			8,628
Euro Member Countries, Euro | Revolving Credit Facility Agreement With Multiple Banks [Member] | Bank Of China [Member]
Short term loans
Drawn down from debt				¥ 8,600		€ 1.1